CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Operating activities:
Net income (loss) attributable to Origin Agritech Limited	$ 1,202	7,494	(1,434)	(23,079)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,581	28,164	19,541	23,307
Loss (gain) on disposal of plant and equipment	(723)	(4,505)	1,401	6,252
Gain on disposal of a land use right	0	0	(825)	0
Gain on disposal of an equity investment	0	0	0	(1)
Loss on disposal of Kunfeng's assets	0	0	1,814	0
Loss on liquidation of a subsidiary	0	0	0	13,582
Impairment on receivables	872	5,358	4,038	1,872
Inventory write down	6,272	38,561	27,453	12,978
Deferred income tax assets	282	1,755	1,273	6,739
Non-controlling interests	292	1,818	(1,351)	10,298
Share-based compensation expense	308	1,893	3,327	4,638
Share of net income of equity investments	(828)	(5,161)	(4,030)	(1,616)
Changes in operating assets and liabilities:
Accounts receivable, net	(39)	(242)	(4,486)	1,560
Due from related parties	(214)	(1,318)	3,101	(76)
Advances to growers	4,834	29,721	(9,571)	(37,932)
Advances to suppliers	(4)	(27)	4,616	(8,432)
Inventories	(36,895)	(226,828)	(102,230)	15,175
Income tax recoverable	162	996	(4)	590
Other current assets	1,557	9,574	48,648	4
Other assets	510	3,135	14,394	(3,010)
Accounts payable	(72)	(441)	(709)	(3,220)
Due to growers	5,460	33,571	(3,643)	(34,239)
Due to related parties	(202)	(1,239)	1,041	984
Advances from customers	(10,324)	(63,473)	37,111	49,136
Deferred revenues	(191)	(1,174)	3,431	(3,299)
Income tax payable	0	0	0	4,113
Other long-term liabilities	(127)	(780)	21,810	(7,003)
Other payables and accrued expenses	(482)	(2,961)	17,997	8,135
Net cash provided by (used in) operating activities	(23,769)	(146,109)	82,713	37,457
Investing activities:
Dividends received	439	2,700	2,100	2,467
Purchase of plant and equipment	(10,284)	(63,282)	(104,214)	(56,332)
Liquidation of a subsidiary	0	0	0	(67,980)
Additional capital injection to an equity investment	0	0	0	(600)
Proceeds from disposal of land use right	0	0	1,140	0
Proceeds from disposal of plant and equipment	1,281	7,875	5,495	0
Deposits for purchase of acquired technology and land use rights	(940)	(5,781)	0	(1,280)
Deposits for purchase of plant and equipment	(890)	(5,470)	(43,874)	(11,468)
Purchase of land use rights	(298)	(1,829)	(431)	0
Purchase of intangible assets	(405)	(2,492)	(3,599)	(19,197)
Net cash provided by (used in) investing activities	(11,097)	(68,279)	(143,383)	(154,390)
Financing activities:
Restricted cash	(2,334)	(14,350)	0	0
Proceeds from short-term borrowings	44,567	274,000	105,000	20,000
Repayment of short-term borrowings	(16,103)	(99,000)	(90,000)	(85,900)
Proceeds from long-term borrowings	6,070	37,319	39,000	0
Repurchase of common stock	(1,022)	(6,282)	0	0
Capital injection from a non-controlling shareholder	0	0	29,400	19,600
Dividends paid to non-controlling shareholders	0	0	0	(12,090)
Proceeds from exercise of share options	0	0	0	2,654
Net cash provided by (used in) financing activities	31,178	191,687	83,400	(55,736)
Net increase (decrease) in cash and cash equivalents	(3,688)	(22,701)	22,730	(172,669)
Cash and cash equivalents, beginning of year	24,852	152,789	129,942	299,672
Effect of exchange rate changes on cash and cash equivalents	303	1,890	117	2,939
Cash and cash equivalents, end of year	21,467	131,978	152,789	129,942
Supplemental disclosures of cash flow information:
Income taxes paid	278	1,711	589	6,990
Interest paid	1,842	11,326	4,029	1,469
Supplemental disclosure of non-cash investing activities:
Disposal of assets in lieu of payment for liabilities	0	0	1,814	0
Other current assets to be received from liquidation of a subsidiary	$ 0	0	0	45,236